[ING FUNDS LOGO]

August 3, 2007

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	ING Investors Trust
SEC File Nos. 33-23512; 811-5629

Ladies and Gentlemen:

Attached for filing, via the EDGAR system, is Post-Effective Amendment No. 80 (“Amendment”) to the Registration Statement of ING Investors Trust (“Registrant”). This Amendment is being filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 (the “1933 Act”), as amended and shall become effective on October 17 2007. The Registrant is filing the Amendment for the purpose of registering a new series of the Registrant – ING LifeStyle Conservative Portfolio.

Should you have any questions or comments regarding this filing, please contact Kim Palmer at 480-477-2674 or the undersigned at 480-477-2649.

Very truly yours,

/s/ Paul A. Caldarelli
Paul A. Caldarelli
Counsel
ING U.S. Legal Services

Attachment

cc:	Huey P. Falgout, Jr., Esq.
ING Investments, LLC

Jeffrey S. Puretz, Esq.
Dechert LLP